John Hancock Mid Cap Equity Fund

Supplement dated 9-4-2009 to the current Prospectuses

Under “Fund details”, in the “Who’s who” section, in the “Subadviser” subsection, the information about the portfolio managers is amended and restated as follows to reflect the addition of Christopher J. O’Brien, CFA and Robert P. Shea, CPA to the Fund‘s investment management team.

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more details about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Daniel H. Cole, CFA

•         Managed fund since 2008

•         Vice president and portfolio manager, MFC Global Investment Management (U.S.), LLC (since 2008)

•         Director and senior equity portfolio manager, Columbia Management Group

(2001-2008)

•         Vice president and portfolio manager, Neuberger Berman Management Company (1999-2001)

•         Vice president and portfolio manager, Centura Bank (1996-1999)

•         Began business career in 1993

Christopher J. O’Brien, CFA

•         Joined fund team as portfolio manager in August 2009

•         Assistant vice president and portfolio manager, MFC Global Investment Management (U.S.), LLC (since 2009)

•         Analyst, MFC Global Investment Management (U.S.), LLC (2004-2009)

•         Analyst, State Street Research and Management (2001-2004)

•         Analyst, product manager, Baring Asset Management (1993-2001)

•         Began business career in 1993

Robert P. Shea, CFA

•         Joined fund team as portfolio manager in August 2009

•         Assistant vice president and portfolio manager, MFC Global Investment Management (U.S.), LLC (since 2009)

•         Analyst, MFC Global Investment Management (U.S.), LLC (2001-2009)

•         Portfolio officer for Private Client Group (since 2000)

•         Began business career in 1997

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Mid Cap Equity Fund

Supplement dated 9-4-2009 to the Statement of Additional Information

Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Other Accounts the Portfolio Managers are Managing” subsection has been amended and restated with the following to reflect the addition of Christopher J. O’Brien, CFA and Robert P. Shea, CPA to the Fund‘s investment management team:

Other Accounts the Portfolio Managers are Managing.  The table below indicates, for each portfolio manager, information about the accounts for which the portfolio manager has day-to-day investment responsibility.  All information on the number of accounts and total assets in the table is as of October 31, 2008 for Mr. Cole and as of August 31, 2009, for Messrs. O’Brien and O’Shea.  For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

Portfolio Manager Name	Other Accounts Managed by the Portfolio Manager
Daniel H. Cole, CFA

Other Registered Investment Companies:  One (1) fund with assets of approximately $308 million.

Other Pooled Investment Vehicles:  None

Other Accounts:  Fourteen (14) accounts with assets of approximately $17 million.

Christopher J. O’Brien, CFA*

Other Registered Investment Companies:  Three (3) accounts with assets of approximately $170 million.

Other Pooled Investment Vehicles:  None

Other Accounts:  Ten (10) accounts with assets of approximately $10.5 million.

Robert P. Shea, CFA*

Other Registered Investment Companies:  Three (3) accounts with assets of approximately $170 million.

Other Pooled Investment Vehicles:  None

Other Accounts:  Ten (10) accounts with assets of approximately $10.5 million.

*Information for Messrs. O’Brien and Shea, who recently joined the investment management team, is as of August 31, 2009.

Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Share Ownership by Portfolio Managers” subsection has been deleted and replaced with the following:

Share Ownership by Portfolio Managers.  The following table indicates as of October 31, 2008 for Mr. Cole and as of August 31, 2009 for Messrs. O’Brien and O’Shea, the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund.  For purposes of this table, the following letters represent the range indicated below:

            A          -           $0

            B          -           $1 - $10,000

            C          -           $10,001 - $50,000

            D          -           $50,001 - $100,000

            E          -           $100,001 - $500,000

            F          -           $500,001 - $1,000,000

            G          -           More than $1 million

Portfolio Manager	Range of Beneficial Ownership
Daniel H. Cole, CFA	A
Christopher J. O’Brien, CFA*	C
Robert P. Shea, CFA*	C

*Information for Messrs. O’Brien and Shea, who recently joined the investment management team, is as of August 31, 2009.

You should read this Supplement in conjunction with the Statement of Additional and retain it for future reference.